Annual Total Returns - Fidelity Freedom® 2030 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2030 Fund - Fidelity Freedom 2030 Fund - Retail Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(3.15%)
Annual Return 2012	13.47%
Annual Return 2013	18.13%
Annual Return 2014	5.67%
Annual Return 2015	(0.16%)
Annual Return 2016	8.13%
Annual Return 2017	19.82%
Annual Return 2018	(7.03%)
Annual Return 2019	21.82%
Annual Return 2020	15.59%